Annual Total Returns - FidelityEnvironmentalBondFund-RetailPRO - FidelityEnvironmentalBondFund-RetailPRO - Fidelity Environmental Bond Fund - Fidelity Environmental Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Annual Return 2022	(13.66%)
Annual Return 2023	5.67%